Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
14. Financial assets at fair value through other comprehensive income
The Group designated certain investments shown in the following table as equity securities as at FVOCI. The FVOCI designation was made because the investments are expected to be held for the long term for strategic purposes.
None of these strategic investments was disposed of during the year ended December 31, 2020, and there were no transfers of any cumulative gain or loss within equity relating to these investments.
14.1. Debt securities

	December 31, 2020	December 31, 2019
BCRA Liquidity Bills	89,890,131	39,585,142
Government securities	30,452,845	21,825,609
Financial assets pledged as collateral	6,939,966	—
Private securities - Corporate bonds	260,910	95,503

TOTAL	127,543,852	61,506,254

14.2. Equity instruments

	December 31, 2020	December 31, 2019
Banco Latinoaméricano de Exportaciones S.A.	27,216	35,921
Others	1,283	1,339

TOTAL	28,499	37,260